Basis of Presentation and Summary of Significant Accounting Policies - Concentrations (Details) ¥ in Thousands		12 Months Ended
	Jan. 01, 2025 JPY (¥) store	Dec. 31, 2024 JPY (¥) store	Dec. 31, 2023 JPY (¥) store	Dec. 31, 2022 JPY (¥) store
Basis of Presentation and Summary of Significant Accounting Policies
Accounts receivable-trade, net		¥ 1,355,489	¥ 621,867
Proceeds From Sale Of Salons		¥ 908,419	¥ 584,768	¥ 851,719
Number Of Salons Repurchased | store		22	20	10
Payments For Repurchase Of Salons		¥ 949,088	¥ 959,940	¥ 500,475
Salon sales
Basis of Presentation and Summary of Significant Accounting Policies
Number of Directly Owned Salons Sold | store		60	38	28
Proceeds From Sale Of Salons		¥ 2,328,005	¥ 1,007,800	¥ 1,122,595
Subsequent Events | Salon sales
Basis of Presentation and Summary of Significant Accounting Policies
Proceeds From Sale Of Salons	¥ 441,000
Number Of Salons Repurchased | store	6
Investor A
Basis of Presentation and Summary of Significant Accounting Policies
Accounts receivable-trade, net		¥ 313,000
Number Of Salons Repurchased | store		2
Payments For Repurchase Of Salons		¥ 75,000
Investor A | Total receivables | Customer concentration risk
Basis of Presentation and Summary of Significant Accounting Policies
Concentration percentage		15.00%
Investor A | Salon sales
Basis of Presentation and Summary of Significant Accounting Policies
Number of Directly Owned Salons Sold | store		6
Proceeds From Sale Of Salons		¥ 333,000